Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information
Summary of the Group's operating segment results	There was no significant transaction between reportable segments for the years ended December 31, 2017, 2018 and 2019 (in thousands).

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues:
Online game services	36,281,642	40,190,057	46,422,640
Youdao	455,746	731,598	1,304,883
Innovative businesses and others	7,699,967	10,256,920	11,513,622
Total net revenues	44,437,355	51,178,575	59,241,145

Cost of revenues:
Online game services	(13,473,339)	(14,617,656)	(16,974,234)
Youdao	(293,807)	(515,133)	(934,261)
Innovative businesses and others	(5,627,168)	(8,699,637)	(9,777,350)
Total cost of revenues	(19,394,314)	(23,832,426)	(27,685,845)

Gross profit:
Online game services	22,808,303	25,572,401	29,448,406
Youdao	161,939	216,465	370,622
Innovative businesses and others	2,072,799	1,557,283	1,736,272
Total gross profit	25,043,041	27,346,149	31,555,300

Schedule of breakdown of net revenues by type of good or service

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Online games services	36,281,642	40,190,057	46,422,640
Youdao learning services and products	149,915	428,716	851,870
Advertising services	2,449,558	2,769,337	2,581,623
Others	5,556,240	7,790,465	9,385,012
Total Net revenue	44,437,355	51,178,575	59,241,145

Schedule of total depreciation and amortization expenses of property and equipment and land use rights by segment

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Online game services	157,695	235,896	256,181
Youdao	2,160	3,863	6,076
Innovative businesses and others	98,997	201,707	218,850
Total depreciation and amortization expenses of property and equipment and land use rights	258,852	441,466	481,107